Acquisitions of Real Estate (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Consideration for the New Jersey Facility and the Preliminary Allocation of the Fair Value of Assets Acquired
The following table summarizes the consideration for the Princeton facility and the preliminary allocation of the fair value of assets acquired as of December 31, 2014 (in thousands):

	Princeton facility as of December 31, 2014	Weighted average useful life
Buildings	$35,574	40
Land	17,976	N/A
Acquired Intangibles	16,114	10
Deferred Costs	3,335	10
Other	301	10
Total purchase price	$73,300